SEGMENT INFORMATION (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) segment customer Rate	Dec. 31, 2014 USD ($) customer Rate	Dec. 31, 2013 USD ($) customer Rate
Revenue from External Customer [Line Items]
Number of reportable segments | segment	1
Major Customer 1 [Member]
Revenue from External Customer [Line Items]
Number of major customers for revenue purposes | customer	1	1	2
Maximum percentage consolidated operating revenues from individual major customers (in hundredths) | Rate	10.00%	10.00%	10.00%
Revenue from major customer	$ 71.3	$ 41.0	$ 25.5
Major Customer 2 [Member] [Member]
Revenue from External Customer [Line Items]
Revenue from major customer			$ 13.9